        As filed with the Securities and Exchange Commission on November 1, 1999
                                               File Nos. 33-_____ and 811-______

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 [ X ]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 [ X ]

                             BOSTON ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)

                      100 Federal Street, Boston, MA 02110
               (Address of Principal Executive Offices)(Zip Code)

                                 (617) 348-3100
              (Registrant's Telephone Number, including Area Code)

                              Michael J. Vogelzang
                             Boston Advisors, Inc.
                               100 Federal Street
                          Boston, Massachusetts 02110
                    (Name and Address of Agent for Service)

                                    Copy to:

                             Pamela J. Wilson, Esq.
                               Hale and Dorr, LLP
                                60 State Street
                          Boston, Massachusetts 02109


Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement thereafter shall become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

   Advest

 Centennial

  Account

                    Boston Advisors Money Market Fund

                    Boston Advisors U.S. Government
                    Money Market Fund

                    Boston Advisors Tax Free
                    Money Market Fund
                    ------------------------------------------------------------

                    Class 1 Shares
                    Class 2 Shares

                    March 1, 2000



                    The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


Advest

Table of Contents
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY.......................................................   3
Boston Advisors Money Market Fund.........................................   4
Boston Advisors U.S. Government Money Market Fund.........................   6
Boston Advisors Tax Free Money Market Fund................................   8
INVESTMENT ADVISER........................................................  10
INVESTMENT AND ACCOUNT POLICIES...........................................  11
Buying Shares.............................................................  12
Redeeming Shares..........................................................  13
Other Share Transaction Procedures........................................  14
Dividends, Distributions and Taxes........................................  15
FOR MORE INFORMATION......................................................  16



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       2

Risk/Return Summary
--------------------------------------------------------------------------------


          Boston Advisors money market funds
          These funds seek the maximum current income that is consistent with maintaining liquidity and preserving capital. Each fund invests in money market securities and is designed to maintain a stable $1 share price.

          Who may want to invest
          These funds may be appropriate if you:
               .    Are looking for current income
               .    Need relative stability of principal
               .    Are investing for a short period of time
               .    Want to allocate a portion of your investment assets to
                    money market securities

          Boston Advisors Tax Free Money Market Fund may also be appropriate if you are a taxpayer in a high tax bracket seeking income exempt from federal income tax.

          Risks of mutual funds
          An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

          Investment adviser
          Each fund is managed by Boston Advisors, Inc. Founded in 1974, Boston Advisors is a registered investment adviser. Boston Advisors is a wholly-owned subsidiary of The Advest Group, Inc., a diversified, publicly traded financial services firm.


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                                                                        3

Boston Advisors Money Market Fund
--------------------------------------------------------------------------------

          Investment goals
          Maximum current income that is consistent with maintaining liquidity and preserving capital. The fund's board may change these goals without obtaining the approval of the fund's shareholders. The fund intends to maintain a stable $1 share price.

          Principal investments
          The fund invests in U.S. dollar denominated money market securities. These may include obligations issued by:
               .    the U.S. government and its agencies and instrumentalities
               .    corporations, banks and other companies
               .    multinational organizations such as the World Bank
               .    non-U.S. governments
               .    U.S. states and municipalities

          The fund may invest in all types of money market securities of U.S. and non-U.S. issuers, including commercial paper, certificates of deposit, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities. These securities may pay interest at fixed, floating or variable rates.

          Minimum credit quality
          All investments acquired by the fund will be rated in one of the two highest short-term rating categories of a nationally recognized statistical rating organization or, if unrated, will be of equivalent quality.

          Maximum maturity
          The fund will maintain an average dollar weighted portfolio maturity of 90 days or less. The fund's individual securities must have a remaining maturity of 397 days or less.

          How the adviser selects the fund's investments
          The adviser selects for the fund's portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, yields and prices. Depending on its outlook for short-term interest rates, the adviser may shorten or lengthen the fund's average portfolio maturity. To take advantage of changing yield differentials, the fund may overweight particular sectors of the short-term debt market while maintaining overall issuer and sector diversification.


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       4

          Principal risks
          The fund might not be able to maintain a $1 share price and investors could lose money if any of these events occurs:
               .    The issuer or guarantor of a security owned by the fund
                    defaults on its payment obligations, becomes insolvent or
                    has its credit rating downgraded by a rating agency.
               .    There is a sudden or sharp increase in interest rates.
               .    The value of the fund's non-U.S. securities goes down
                    because of unfavorable non-U.S. government actions, political instability or the more limited availability of accurate information about non-U.S. issuers.
               .    The adviser's judgment about the relative value or credit
                    quality of securities selected for the fund's portfolio proves to be incorrect.

          Fees and expenses

          This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
          ----------------------------------------------------------------------
          Based on estimated expenses for year ended       Class 1     Class 2
          2/28/2001
          ----------------------------------------------------------------------
          Shareholder fees
          (paid directly from your investment)              None       None
          Annual fund operating expenses
          (deducted from fund assets)
          Management fees                                   0.50%      0.50%
          Distribution (12b-1) and/or service fees          0.25%      None
          Other expenses                                    x.xx%      x.xx%
          Total annual fund operating expenses              x.xx%      x.xx%
          Fee waiver and expense reimbursement/(1)/         x.xx%      x.xx%
          Net expenses                                      1.00%      0.75%
          ----------------------------------------------------------------------
          /(1)/The adviser has agreed to waive its advisory fee and reimburse the fund for its expenses through February 28, 2003 to the extent necessary to maintain the expense ratios of Class 1 and Class 2 at not more than 1.00% and 0.75%, respectively, of their average net assets.

          This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
          ----------------------------------------------------------------------
          The example assumes that:

               .    You invest $10,000 in the fund for the time periods
                    indicated.
               .    Your investment has a 5% return each year.
               .    The fund's operating expenses remain the same.
               .    You redeem your investment at the end of each period.

          Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                         Class 1    Class 2

                         1 year           $xxx       $xxx
                         3 years          $xxx       $xxx
          ----------------------------------------------------------------------


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                                                                        5

Boston Advisors U.S. Government Money Market Fund
--------------------------------------------------------------------------------

          Investment goals
          Maximum current income that is consistent with maintaining liquidity and preserving capital. The fund's board may change these goals without obtaining the approval of the fund's shareholders. The fund intends to maintain a stable $1 share price.

          Principal investments
          The fund invests exclusively in short-term U.S. government securities and repurchase agreements based on U.S. government securities. U.S. government securities include all securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

          Maximum maturity
          The fund will maintain an average dollar weighted portfolio maturity of 90 days or less. The fund's individual securities must have a remaining maturity of 397 days or less.

          How the adviser selects the fund's investments
          The adviser selects for the fund's portfolio those securities that appear to offer the best relative value based on an analysis of their interest rate sensitivity, yields and prices. Depending on its outlook for short-term interest rates, the adviser may shorten or lengthen the fund's average portfolio maturity.

          Principal risks
          The fund might not be able to maintain a $1 share price and investors could lose money if either of these events occurs:

               .    There is a sudden or sharp increase in interest rates.
               .    The adviser's judgment about the relative value of
                    securities selected for the fund's portfolio proves to be incorrect.

          Although U.S. government securities and repurchase agreements based on these securities present a low risk of default, the U.S. government does not guarantee the value of the fund's investments or shares.



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       6

          Fees and expenses
          This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
          ----------------------------------------------------------------------
          Based on estimated expenses for year ended       Class 1   Class 2
          2/28/2001
          ----------------------------------------------------------------------
          Shareholder fees
          (paid directly from your investment)               None      None
          Annual fund operating expenses(1)
          (deducted from fund assets)
          Management fees                                    0.50%     0.50%
          Distribution (12b-1) and/or service fees           0.25%     None
          Other expenses                                     x.xx%     x.xx%
          Total annual fund operating expenses               x.xx%     x.xx%
          Fee waiver and expense reimbursement(1)            x.xx%     x.xx%
          Net expenses                                       1.00%     0.75%
          ----------------------------------------------------------------------
          (1)The adviser has agreed to waive its advisory fee and reimburse the fund for its expenses through February 28, 2003 to the extent necessary to maintain the expense ratios of Class 1 and Class 2 at not more than 1.00% and 0.75%, respectively, of their average net assets.

          This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
          ----------------------------------------------------------------------
          The example assumes that:
               .    You invest $10,000 in the fund for the time periods
                    indicated.
               .    Your investment has a 5% return each year.
               .    The fund's operating expenses remain the same.
               .    You redeem your investment at the end of each period.

          Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                               Class 1  Class 2
                         1 year                 $xxx     $xxx
                         3 years                $xxx     $xxx
          ----------------------------------------------------------------------



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                                                                        7

Boston Advisors Tax Free Money Market Fund
--------------------------------------------------------------------------------

          Investment goals
          Maximum current income that is exempt from regular federal income tax, consistent with maintaining liquidity and preserving capital. The fund's board may change these goals without obtaining the approval of the fund's shareholders. The fund intends to maintain a stable $1 share price.

          Principal investments

          The fund invests at least 80% of its assets in short-term municipal securities. These include obligations issued by:

               . Any of the 50 states and their political subdivisions, agencies and public authorities
               . Other governmental issuers such as Puerto Rico, the U.S. Virgin Islands and Guam.

          The municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes and municipal leases.

          Municipal securities may pay interest at fixed, variable or floating rates. The interest on these securities is exempt from regular federal income tax and normally is lower than it would be if the interest were subject to taxation.

          The fund can invest up to 20% of its assets in securities whose interest is federally taxable.

          Minimum credit quality

          All investments acquired by the fund will be rated in one of the two highest short term rating categories of a nationally recognized statistical rating organization or, if unrated, will be of equivalent quality.

          Maximum maturity
          The fund will maintain an average dollar weighted portfolio maturity of 90 days or less. The fund's individual securities must have a remaining maturity of 397 days or less.

          How the adviser selects the fund's investments
          The adviser selects for the fund's portfolio those securities that appear to offer the best relative value based on an analysis of their credit quality, interest rate sensitivity, after-tax yields and prices. Depending on its outlook for short-term interest rates, the adviser may shorten or lengthen the fund's average portfolio maturity. To take advantage of changing yield differentials, the fund may overweight particular sectors of the short term municipal market while maintaining overall issuer, sector and geographical diversification to reduce credit risk.

          Principal risks
          Taxable distributions
          Some of the fund's income distributions may be, and distributions of the fund's gains will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities. Some of the fund's income distributions may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains generally will be subject to state income taxation.

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       8

          Investment risks
          The fund might not be able to maintain a $1 share price and investors could lose money if any of these events occurs:

               . The issuer or guarantor of a security owned by the fund defaults on its payment obligations, becomes insolvent or has its credit rating downgraded by a rating agency.

               . New federal or state laws adversely affect the tax-exempt status of securities held by the fund or the ability of issuers to pay principal and interest on these securities.

               .    There is a sudden or sharp increase in interest rates.

               . The adviser's judgment about the relative value or credit quality of securities selected for the fund's portfolio proves to be incorrect.

          Fees and expenses
          This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
          ----------------------------------------------------------------------
          Based on estimated expenses for year ended       Class 1   Class 2
          2/28/2001
          ----------------------------------------------------------------------
          Shareholder fees
          (paid directly from your investment)               None    None
          Annual fund operating expenses(1)
          (deducted from fund assets)
          Management fees                                    0.50%   0.50%
          Distribution (12b-1) and/or service fees           0.25    None
          Other expenses                                     x.xx%   x.xx%
          Total annual fund operating expenses               x.xx%   x.xx%
          Fee waiver and expense reimbursement(1)            x.xx%   x.xx%
          Net expenses                                       1.00%   0.75%
          ----------------------------------------------------------------------
          (1)The adviser has agreed to waive its advisory fee and reimburse the fund for its expenses through Febuary 28, 2003 to the extent necessary to maintain the expense ratios of Class 1 and Class 2 at not more than 1.00% and 0.75%, respectively, of their average net assets.

          This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
          ----------------------------------------------------------------------
          The example assumes that:
               .    You invest $10,000 in the fund for the time periods
                    indicated.
               .    Your investment has a 5% return each year.
               .    The fund's operating expenses remain the same.
               .    You redeem your investment at the end of each period.

          Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     Class 1        Class 2
                         1 year       $xxx           $xxx
                         3 years      $xxx           $xxx
          ----------------------------------------------------------------------



                                                                        --------
                                                                        9

Investment Adviser
--------------------------------------------------------------------------------

          Boston Advisors
          The funds' investment adviser is Boston Advisors, Inc., located at 100 Federal Street, Boston, Massachu-setts 02110. Boston Advisors is a registered investment adviser established in 1974. It manages fixed income, balanced and equity portfolios.

          Advest Group
          The adviser is a wholly-owned subsidiary of The Advest Group, Inc., a diversified, publicly traded financial services firm with headquarters in Hartford Connecticut. Through its subsidiaries, The Advest Group, Inc. offers a comprehensive range of investment products and services to individuals, business owners and companies. Together with its predecessor companies, The Advest Group, Inc. has been serving investors since 1898.

          Advisory fees
          Each fund has agreed to pay the adviser a monthly advisory fee at an annual rate equal to 0.50% of the fund's average daily net assets.

          The adviser has agreed to waive its advisory fee and reimburse the fund for its expenses through Febuary 28, 2003 to the extent necessary to maintain the expense ratios of Class 1 and Class 2 at not more than 1.00% and 0.75%, respectively, of their average net assets. This cap may be changed or terminated at any time after Febuary 28, 2001 and does not apply to brokerage commissions, taxes, interest and litigation, indemnification and other extraordinary expenses.

          Distributor
          Advest, Inc., a wholly-owned broker-dealer subsidiary of The Advest Group, Inc., is the principal distributor of each fund's shares.

          Distribution plan
          The funds have adopted a Rule 12b-1 distribution plan authorizing each fund's Class 1 shares to pay service fees equal to 0.25% annually of the class's average daily net assets. These fees are an ongoing expense and, over time, may cost you more than paying an initial sales charge.



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       10

Investment and Account Policies
--------------------------------------------------------------------------------

          Share price
          You may buy, exchange or redeem fund shares at their net asset value next determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Each fund separately calculates the net asset value of each class at noon, Eastern time, and at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time,) on each day the Exchange is open. The Exchange is closed on certain holidays listed in the SAI.

          Each fund uses the amortized cost method to value its portfolio securities. Using this method, a fund amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

          Transaction requests

          When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information.

               .    Name of the fund
               .    Account number
               .    Class of shares being bought, exchanged or redeemed
               .    Dollar amount or number of shares being bought, exchanged or redeemed

          Classes of shares
          Each fund offers two classes of shares: Class 1 shares and Class 2 shares. Class 1 shares pay higher expenses than Class 2 shares. You may purchase Class 1 shares only if you meet the minimum investment requirement [and/or are purchasing shares through your Centennial account].

          Minimum investments
          Minimum initial and additional investment requirements vary depending on the class of shares you buy and the nature of your investment account.

                                       Initial             Additional

          Type of Account          Class 1   Class 2   Class 1    Class 2
          Regular
          Type 1 account
          Type 2 account
          Type 3 account
          Buying Shares



                                                                         -------

Buying Shares
--------------------------------------------------------------------------------

          Opening an account
          You should contact your Advest Investment Executive to open a brokerage account and make arrangements to buy shares. You should pay for your fund shares through your brokerage account at the time you place your order.

          Adding to your account
          By check. Mail or deliver your check or negotiable draft, payable to Advest, Inc., to your Advest Investment Executive, who will forward it to the funds. Please indicate your account number on the check or draft.

          By investing cash in your brokerage account. Contact your Advest Investment Executive to arrange for cash that has come into your brokerage account to be invested in a fund. You can also provide standing instructions to your Advest Investment Executive to promptly invest available cash in a fund.

          Through an automatic sweep. If your Advest brokerage account has an automatic "sweep" feature, cash balances from the account will be automatically invested in shares of the fund you have selected.

          Effective time of purchases


                                         Purchase is Effective       Dividends
          Form of Purchase Payment           (Eastern time)            Begin

          . Payment in federal funds      If received  At noon on   On that day
          . Having a sufficient cash      before noon  that day
            balance in your Advest
            account                       If received  At close of  On the next
                                          after noon,  Exchange on  business
                                          but before   that day     day
                                          close of
                                          Exchange

          . Other forms of payment        At close of Exchange on   On the next
            received by Advest, which     the next business day     business day
            must be converted into
            federal funds




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      12

Redeeming Shares
--------------------------------------------------------------------------------

          Through Advest
          By contacting your Advest Investment Executive. Contact your Advest Investment Executive to request a redemption of fund shares. You can use the redemption proceeds to pay for the purchase of securities in your brokerage account, or you can have Advest, Inc. send a check [or wire transfer] to you or another person you designate.

          Through an automatic sweep. If your Advest brokerage account has an automatic "sweep" feature, fund shares will be redeemed automatically to pay for securities purchased through your account.

          Through the funds' transfer agent
          For accounts held directly at the funds, send a written request to the transfer agent at the address shown on the opposite page. Your written redemption request must be in good order and signed by each owner exactly as the account is registered [and accompanied by a signature guarantee as described under "Other Share Transaction Procedures--Signature Guarantees"].

          Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.


                                                                        --------

Other Share Transaction Procedures
--------------------------------------------------------------------------------

          Signature guarantees
          To be in good order, any redemption request made directly through the funds' transfer agent must be in writing and include a signature guarantee if you:
          .    Are redeeming (together with other requests submitted in the previous ____ days) over $_________ of shares
          .    Instruct the transfer agent to pay or mail the check to a person or address different from the one shown in your account records
          .    Are changing your account registration
          .    Are transferring the redemption proceeds to an account with a different registration

          You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

          Other transaction policies
          Each fund has the right to:
          .    Waive or change minimum and additional investment amounts
          .    Reject any purchase order
          .    Suspend or postpone redemptions of shares to the extent permitted by the Securities and Exchange Commission
          .    Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities
          .    Redeem shares held in an Advest brokerage account if you close the account.

          Sub-minimum accounts
          Each fund may close your account if, for reasons other than investment losses, the value of shares in the account falls below the minimum investment requirement. Alternatively, a fund may convert Class 2 shares in a sub-minimum account to Class 1 shares. After a fund notifies you of the fund's intention to close your account or convert Class 2 shares to Class 1 shares, you will have 60 days to bring the account back to the minimum level.




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      14

Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

          Dividends and distributions
          Each fund declares a dividend of substantially all of its net investment income and short-term capital gain daily and pays the dividends monthly. In addition, each fund distributes any long-term capital gain annually. Distributions are expected to be primarily from income. The funds do not expect ordinarily to distribute any long-term capital gain.

          Dividends and capital gain distributions are reinvested in additional shares of the same fund and class you hold, unless you tell your Advest Investment Executive or the transfer agent to pay them in cash.

          Taxes
          The following table shows the tax status of dividends, distributions and transactions in fund shares.

          Dividends attributable to interest on U.S. Treasury and certain U.S. government obligations are exempt from state and local income taxes in most states, subject to state-specific requirements.

            Name of Fund          Type of Transaction       Tax Status

          Money Market Fund        Interest from net    Taxable as ordinary
                                   investment income.   income.

          U.S. Government Money    Interest fron net    Income exempt from state
          Market Fund              investment income.   tax but subject to
                                                        federal tax.

          Tax Free Money Market    Interest designated  Exempt from federal
          Fund                     as tax-exempt        income tax, but may be
                                   interest.            subject to alternative
                                                        minimum tax and state
                                                        and local taxes.

                                   Interest that is     Taxable as ordinary
                                   not designated as    income.
                                   exempt-interest.

          All funds                Distributions of     Taxable as ordinary
                                   short-term capital   income.
                                   gain.

                                   Distributions of     Taxable as long-term
                                   long-term capital    capital gain.
                                   gain.

                                   Redemptions or       No gain or loss as long
                                   exchanges of fund    as the fund maintains a
                                   shares.              constant $1 share price.

          After the end of each year, each fund will provide you with information about the dividends and distributions you received during the previous year.

          Taxable dividends and distributions are taxable whether they are received in cash or additional shares.

          If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions and taxable dividends.

          Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the funds.


                                                                       ---------
                                                                       15

For More Information
--------------------------------------------------------------------------------

          Boston Advisors Money Market Funds
          For investors who want more information about the Advisors money market funds, the following documents are available free upon request.

          Annual/Semiannual Reports Additional information about each fund's investments will be available in the funds' annual and semiannual reports to shareholders. The funds' annual report will contain a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

          Statement of Additional Information (SAI) The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

          Investors can get free copies of reports and SAIs, request other information and discuss their questions about the funds by contacting the funds at:

          Advisors Money Market Funds
          c/o
             ---------------------
          ------------------------
          Boston, MA 02
                       ----
          Telephone: 1-800-   -
                           --- ----

          [E-mail: xxxxxxxx@            .com
                            ------------
          Internet: http://www.          .com]
                               ----------

          Investors can review the funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Investors can get text-only copies:
          . For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-6009
          . Free from the Commission's Internet website at http://www.sec.gov.

          Investors can get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

          If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

          Investment Company Act file no. 811-
                                              ------


---------
       16


                             BOSTON ADVISORS TRUST

                       Boston Advisors Money Market Fund
               Boston Advisors U.S. Government Money Market Fund
                  Boston Advisors Tax Free Money Market Fund

                              100 Federal Street
                          Boston, Massachusetts 02110

                      STATEMENT OF ADDITIONAL INFORMATION

                          Class 1 and Class 2 shares

                                 March 1, 2000

This statement of additional information is not a prospectus. It should be read in conjunction with Boston Advisors Trust's prospectus dated March 1, 2000, as supplemented or revised from time to time. A copy of the prospectus can be obtained free of charge by calling ______________ or by written request to Boston Advisors Trust (the "Trust") at 100 Federal Street, Boston, Massachusetts
02110. [You can also obtain a copy of the Trust's prospectus from our website at www._______________ .com.]


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
1.  Trust History............................................     2
2.  Description of the Trust and its Investments and Risks...     2
3.  Management of the Trust..................................    11
4.  Investment Adviser.......................................    12
5.  Principal Underwriter and Distribution Plan..............    13
6.  Shareholder Servicing/Transfer Agent.....................    15
7.  Custodian................................................    15
8.  Independent Public Accountants...........................    15
9.  Portfolio Transactions...................................    15
10. Description of Shares....................................    16
11. Pricing of Shares........................................    18
12. Tax Status...............................................    19
13. Investment Results.......................................    22
14. Financial Statements.....................................    25
15. Appendix - Description of Short-term Debt Ratings........    26

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1. TRUST HISTORY

The Trust was organized as a Massachusetts business trust on September 30, 1999.

2. DESCRIPTION OF THE TRUST AND ITS INVESTMENTS AND RISKS

The Trust is a diversified open-end management investment company consisting of three funds: Boston Advisors Money Market Fund ("Money Market Fund"), Boston Advisors U.S. Government Money Market Fund ("U.S. Government Fund") and Boston Advisors Tax Free Money Market Fund ("Tax Free Fund") (each a "Fund," collectively the "Funds").

The prospectus presents the investment objective and the principal investment strategies and risks of the Funds. This section supplements the disclosure in the Trust's prospectus and provides additional information on each Fund's investment policies or restrictions.

Restrictions or policies stated as a maximum percentage of a Fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with a Fund's restrictions and policies.

Primary Investments. Each Fund intends to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which includes restrictions on, among other things, the maturity and credit ratings of the Fund's portfolio securities.

Under normal circumstances, each Fund will invest in high quality money market securities with a maximum remaining maturity of 397 days from the date of settlement of the purchase. Each Fund will maintain a dollar-weighted average maturity of 90 days or less.

Money Market Instruments. The Money Market Fund may invest in short-term money market instruments including commercial bank obligations and U.S. dollar denominated commercial paper. Commercial bank obligations include certificates of deposit, time deposits and bankers' acceptances. Obligations of branches of U.S. and non-U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited to an obligation of that branch by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities generally, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Money Market Fund to investment risks that are different from those of investments in obligations of domestic issuers.

Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Money Market Fund also may invest in variable amount master demand notes (which is a type of commercial paper). These are a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement. Transfer of these notes is usually restricted by the issuer, and there is no secondary trading market for these notes.

Certificates of Deposit. The Money Market Fund may invest in certificates of deposit of banks and savings and loan associations.

Investment in certificates of deposit issued by non-U.S. banks and non-U.S. branches of U.S. banks involves risks that are different in some respects from those associated with investment in certificates of deposit issued by U.S. banks. These risks include the possible imposition of withholding taxes on interest income, the possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against non-U.S. banks and non-U.S. branches of U.S. banks.

U.S. Government Securities. U.S. Government Fund may only invest in U.S. government securities that are direct obligations of the U.S. Treasury. U.S. government securities in which the Money Market and Tax Free Funds may invest include debt obligations issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Central Bank for Cooperatives, District of Columbia Armory Board, Export-Import Bank of the U.S., Farmers Home Administration, Federal Farm Credit Banks, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), General Services Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Resolution Trust Corporation, Small Business Administration, Student Loan Marketing Association, Tennessee Valley Authority and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association.

No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The Funds accrue income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Funds' distribution obligations, in which case such Funds will forego the purchase of additional income producing assets with these proceeds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Mortgage-Backed Securities. The Money Market Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations and stripped mortgage-backed securities ("SMBS"), and other types of "mortgage-backed securities" that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund's portfolio at the time a Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of a Fund's principal investment to the extent of the premium paid.

Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds at "locking in" a specified interest rate. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Money Market Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Money Market Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

Asset-Backed Securities. The Money Market Fund may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement.

Forward Commitments and When-Issued Securities. Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account cash or securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the Fund will hold the portfolio securities, in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Variable Rate and Floating Rate Demand Instruments. The Money Market and Tax Free Funds may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index has provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless a Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Fund, (3) to maintain the respective quality standards of a Fund's investment portfolio, or (4) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. Accordingly, any variable or floating rate demand instruments must satisfy a Fund's credit criteria with respect to both its long-term and short-term ratings, except that where credit support is provided, a Fund may rely solely upon the short-term rating of the variable or floating rate demand instrument, i.e., the right to sell. To be eligible for purchase of a Fund, a variable or floating rate demand instrument which is unrated must have quality characteristics similar to those of other obligations in which the Fund may invest. Boston Advisors may determine that an unrated variable or floating rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

Money Market and Tax Free Funds may invest in participating interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide a Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

Municipal Obligations. Tax Free Fund invests in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is general exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs to municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are usually general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonable revenues such as income, sales, use and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provided for the repayment of the notes. Construction loan notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the issuance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there had been a default. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof.

The Funds which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations if, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. These obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("Mrs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term detail needs and have maturities or more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Private activity bonds (a term that includes certain types of bonds, the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which a Fund may purchase are limited to short-term serial bonds --those with original or remaining maturities of thirteen months or less. A Fund may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. A Fund may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Fund's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender their securities to the institution and receipt the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of each Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity.
Consequently, tender option bonds are deemed to be liquid unless, in the opinion of Boston Advisors, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund's credit quality requirements, to be inadequate.

In addition to general obligation bonds, revenue bonds and series bonds, there are a variety of hybrid and special type of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

Yields on municipal obligations depend on a variety of factors; including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the

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obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time of payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

Standby Commitments. In order to enhance the liquidity, stability or quality of municipal obligations, Money Market and Tax Free Funds may each acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment," depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by U.S. or non-U.S. banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specific intervals, and may form part of a security or be acquired separately by a Fund. In considering whether a security meets a Fund's quality standards, Boston Advisors will look to the creditworthiness of the party providing the Fund with the right to sell as well as the quality of the security itself.

Illiquid Securities. None of the Funds will invest more than 10% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Boston Advisors. Boston Advisors determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors Boston Advisors' application of these guidelines and procedures. The inability of a Fund to dispose of illiquid investments readily or at reasonable prices could impair a Fund's ability to raise cash for redemptions or other purposes.

Restricted securities are subject to each fund's investment restriction on illiquid investments, unless they are commercial paper offered in accordance with Section 4(2) of the 1933 Act or securities eligible for resale in reliance on Rule 144A under the 1933 Act. Section 4(2) commercial paper and Rule 144A securities will not be subject to a fund's investment restriction on illiquid investments if the manager determines, in accordance with policies and procedures adopted by the board, that these securities are in fact liquid.
These policies and procedures require the manager to consider, among other things, (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to sell the security, (3) the number of potential purchasers,
(4) dealer undertakings to make a market in the security, (5) the nature of the security and (6) the time needed to dispose of the security. The board periodically reviews purchases and sales of Section 4(2) commercial paper and Rule 144A securities by each fund. To the extent that liquid Section 4(2) commercial paper or Rule 144A securities held by a fund become temporarily illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of assets invested in illiquid assets would increase.

Repurchase Agreements. Each Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which a Fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the Fund's purchase price, with the difference being income to the Fund. The Board of Trustees reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with a Fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Repurchase agreements afford a Fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the security, such Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, such Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

Asset Segregation. The 1940 Act requires that each Fund segregate assets in connection with certain types of transactions that may have the effect of leveraging such Fund's portfolio. If a Fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Boston Advisors will segregate liquid assets in an amount required to comply with the 1940 Act.
These segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

Investment Restrictions. Each Fund will not purchase securities during the coming year at any time that outstanding borrowings exceed 5% of such Fund's total assets.

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund has adopted certain investment restrictions which, along with such Fund's investment objective, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of such Fund. For this purpose, a majority of the outstanding shares of a Fund means the vote of the lesser of:

1. 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

2. more than 50% of the outstanding shares of the Fund.

Each Fund may not:

(1) except with respect to investments in obligations of (a) the U.S. Government, its agencies, authorities or instrumentalities and (b) domestic banks, each fund may not purchase any security if, as a result (i) more than 5% of its assets would be invested in the securities of any one issuer, or (ii) more than 25% of its assets would be invested in a particular industry;

(2) borrow money, except (a) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of the Fund's assets for temporary purposes; (c) obtain such short-term credits as are necessary for the clearance of portfolio transactions;
(d) the Fund may purchase securities on margin to the extent permitted by applicable law; and (e) engage in transactions in mortgage dollar rolls that are accounted for as financings.

(3) invest in real estate, except that the Fund may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-backed securities.

(4) invest in commodities or commodity futures contracts, excluding transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors, collars and swaptions, as permitted by the fund's prospectus and this statement of additional information.

(5) make loans to any person, except by (a) the purchase of a debt obligation in which the Fund is permitted to invest (b) engaging in repurchase agreements and
(c) lending portfolio securities;

(6) act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities;

(7) issue senior securities, except to the extent permitted by the 1940 Act;

(8) purchase a security if such purchase would cause the Fund to be non-diversified under the 1940 Act.

The term "person" as used in fundamental investment restriction no. 5 includes institutions as well as individuals.

3.  MANAGEMENT OF THE TRUST

The Trust's Board of Trustees provides broad supervision over the affairs of the Trust. The officers of the Trust are responsible for the Trust's operations. The Trustees and executive officers of the Trust are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Trust within the meaning of the 1940 Act.

Name, Address and Age           Position(s) Held with Trust       Principal Occupation(s) During
                                                                  Past 5 Years

Michael J. Vogelzang            President and Trustee             Boston Advisors, Inc.,
100 Federal Street                                                President and Chief Investment
Boston, MA 02110                                                  Officer, 4/99 - present; Senior
Age: 38                                                           Vice President and Chief
                                                                  Investment Officer, 8/97 -
                                                                  4/99. Freedom Capital
                                                                  Management Corp., Senior Vice
                                                                  President and Portfolio
                                                                  Manager, 9/91 - 8/97.

Todd A. Finkelstein             Vice President                    Boston Advisors, Inc.,
100 Federal Street                                                Senior Vice President and
Boston, MA 02110                                                  Director of Fixed Income,
Age: 40                                                           8/98 - present; BankBoston,
                                                                  Vice President and Senior
                                                                  Investment Officer, 12/94 -8/98.

Donna C. McAdam                 Treasurer                         Boston Advisors, Inc.
100 Federal Street                                                Vice President and Chief Operating
Boston, MA 02110                                                  Officer, 4/87 - present.
Age: 53


Compensation of Officers and Trustees. The Trust pays no salaries or compensation to any of its officers. The Trust compensates each Trustee who is not affiliated with Boston Advisors or Advest with [a base fee, per meeting fees, and annual committee participation fees for each committee member or chairperson.] The table below illustrates the compensation that each unaffiliated Trustee expects to receive for his or her services for the fiscal year ending February 28, 2001.

Name of Person,       Aggregate          Pension or       Estimated Annual     Total Compensation
 Position           Compensation         Retirement        Benefits Upon      From Trust and Trust
                     From Trust       Benefits Accrued       Retirement          Complex Paid to
                                      As Part of Fund                               Trustees
                                          Expenses

4.  INVESTMENT ADVISER

The Trust has contracted with Boston Advisors to act as its investment adviser. Boston Advisors is a wholly owned subsidiary of Advest, Inc. ("Advest"), which is a subsidiary of The Advest Group, Inc. ("Advest Group"). Advest Group is engaged in the financial services business in the U.S. and other countries. Certain Trustees or officers of the Trust are also Trustees and/or officers of Advest and its subsidiaries (see management biographies above).

As the Trust's investment adviser, Boston Advisors provides the Trust with investment research, advice and supervision and furnishes an investment program for the Trust consistent with each Fund's investment objective and policies, subject to the supervision of the Trust's Trustees. Boston Advisors determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to each Fund's securities transactions, and reports to the Trustees on each Fund's investments and performance.

Under the terms of its contract with the Trust, Boston Advisors pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the Trust. Except for the services provided by Boston Advisors, the Trust pays all of its own ordinary and extraordinary expenses, including, but not limited to: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Boston Advisors or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Trust with respect to the Funds; (d) issue and transfer taxes, chargeable to the Trust in connection with securities transactions to which the Funds are a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the trust to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Trust and/or its shares with the SEC, state blue sky securities agencies and the securities regulators of foreign countries, including the preparation of prospectuses and statements of additional information for filing with the SEC; (g) all expenses of shareholders' and

Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the Trust and the Trustees; (i) any distribution or service fees paid by the Trust in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the Trust who are not affiliated with or interested persons of Boston Advisors or the Funds (other than as Trustees); (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any.

In addition to the expenses described above, the Funds shall pay brokers' and underwriting commissions chargeable to the Funds in connection with securities transactions to which the Funds are a party. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the management contract, Boston Advisors will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Boston Advisors. Boston Advisors, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.

Advisory Fee. As compensation for its management services to the Trust, each Fund pays Boston Advisors a fee at the annual rate of 0.50% of the Fund's average daily net assets. This fee is normally computed and accrued daily and paid monthly.

5.  PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

Principal Underwriter. Advest, 90 State House Square, Hartford, Connecticut 06103, is the principal underwriter for the Trust in connection with the continuous offering of its shares. Boston Advisors is an indirect, wholly owned subsidiary of Advest, which is a subsidiary of Advest Group.

The Trust entered into an underwriting agreement with Advest which provides that Advest will bear expenses for the distribution of the Trust's shares, except for expenses incurred by Advest for which it is reimbursed or compensated by the Trust under the distribution plans (discussed below). Advest bears all expenses it incurs in providing services under the underwriting agreement. These expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the Trust. Advest also pays certain expenses in connection with the distribution of the Trust's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The Trust bears the cost of registering its shares under federal and state securities law and the laws of certain foreign countries. Under the underwriting agreement, Advest will use its best efforts in rendering services to the Trust.

The Trust will not generally issue fund shares for consideration other than cash. At the Trust's sole discretion, however, it may issue fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.

The redemption price of shares of beneficial interest of the Trust may, at Boston Advisors' discretion, be paid in cash or portfolio securities. If redemption proceeds are paid in securities, these securities are valued at the value employed in determining a Fund's net asset value. A shareholder whose shares are redeemed in-kind may incur brokerage charges in selling the securities received in-kind. The selection of these securities will be made in such manner as the Board of Trustees deems fair and reasonable.

Distribution Plan. The Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to its Class 1 shares. Pursuant to the Plan, a distribution and service fee of 0.25% of a Fund's average daily net assets attributable to Class 1 shares is paid to Advest. Because of the Plan, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD").

Advest may pay up to the entire fee under the Plan to its own representatives or to other dealers for providing services in connection with the sale of a Fund's shares. To the extent this fee is not paid to others, Advest may retain this fee as compensation for its services and expenses incurred in accordance with the Plan. [The Plan is a compensation plan, which provides for payment of a specified fee without regard to the actual expense incurred by Advest. If its fee exceeds its expense, Advest will realize a profit. If the Plan was terminated by Trustees of the Trust and a successor plan was adopted, the Funds would cease to make payments under the Plan and Advest would be unable to recover any unreimbursed expenses.]

In accordance with the terms of the Plan, Advest provides to the Trust for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plan, they will consider the continued appropriateness and the level of reimbursement or compensation the Plan provides.

No interested person of the Trust, nor any Trustee of the Trust who is not an interested person of the Trust, has any direct or indirect financial interest in the operation of the Plan except to the extent that Advest and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plan by the Trust.

The Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Plan will benefit the Trust and its current and future shareholders. The Plan may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby. Material amendments of the Plan must also be approved by the Trustees as provided in Rule 12b-1.

6.  SHAREHOLDER SERVICING/TRANSFER AGENT

The Trust has contracted with [Advest] to act as shareholder servicing and transfer agent for the Trust.

Under the terms of its contract with the Trust, [Advest] services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of each Fund; (ii) distributing dividends and capital gains associated with the each Fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

7.  CUSTODIAN

Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of the Trust's assets. The custodian's responsibilities include safekeeping and controlling the Trust's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends (if any) on the Trust's investments.

8.  INDEPENDENT PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, is the Trust's independent public accountant, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

9.  PORTFOLIO TRANSACTIONS

Boston Advisors places the portfolio transactions of the Funds and of all other accounts managed by Boston Advisors for execution with many firms. Boston Advisors uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Boston Advisors will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Boston Advisors and its affiliates are active as investors, dealers and/or underwriters in many types of municipal and money market instruments. These activities could affect the markets for those instruments which the Funds buy, hold or sell. In certain instances there may be securities which are suitable for a Fund's portfolio as well as for one or more of the other clients of Boston Advisors. Investment decisions for each Fund and for Boston Advisor's other clients are made with a view of achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other client are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

Pursuant to certain directed brokerage arrangements with third-party broker-dealers, these broker-dealers may pay certain of the Trust's custody expenses.

10.  DESCRIPTION OF SHARES

As an open-end management investment company, the Trust continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the next determined net asset value per share.
When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of the Trust are fully paid and non-assessable. Shares will remain on deposit with the Trust's transfer agent and certificates will not normally be issued.

The Trust's Declaration of Trust, dated September 30, 1999, (the "Declaration"), permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of three series: Boston Advisors Money Market Fund, Boston Advisors U.S. Government Fund and Boston Advisors Tax Free Fund. The Trustees may, however, establish additional series of shares and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.

The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of two classes of shares of the Trust, designated as Class 1 shares and Class 2 shares. Each share of a class of the Trust represents an equal proportionate interest in the assets of the Trust allocable to that class. Upon liquidation of a Fund, shareholders of each class of such Fund are entitled to share pro rata in such Fund's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

The shares of each class represent an interest in the same portfolio of investments of the Funds. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class 1 shareholders have exclusive voting rights with respect to the Rule 12b-1 plan adopted by holders of those shares in connection with the distribution of shares.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The Trust is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract or Rule 12b-1 plan.

The shares of each series of the Trust are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the Trust vote together as a class on matters that affect all series in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the Trust's shares. Shares have no preemptive or conversion rights.

As a Massachusetts business trust, the Trust's operations are governed by the Declaration. A copy of the Declaration is on file with the office of the Secretary of State of Massachusetts and as an Exhibit to the Trust's registration statement on Form N-1A. The Trust is an entity of the type commonly known as a "Massachusetts business trust," which is the form in which many mutual funds are organized. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration provides for indemnification by the relevant series of the Trust (including each Fund) for any loss suffered by a shareholder as a result of an obligation of such series. The Declaration also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is not material.

The Declaration provides that the Trustees of the Trust shall not be liable for any action taken by them in good faith, and that they shall be fully protected in relying in good faith upon the records of the Trust and upon reports made to the Trust by persons selected in good faith by the Trustees as qualified to make such reports. The Declaration further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration provides that the Trust will indemnify the Trustees and officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Trust, unless it is determined in the manner provided in the Declaration that they may have not acted in good faith in the reasonable belief that, in the case of conduct in their official capacity with the Trust, such conduct was in the best interests of the Trust, and in all other cases, that the conduct was at least not opposed to the best interest of the Trust (and in the case of any criminal proceeding, they had no reasonable cause to believe that the conduct was unlawful). However, nothing in the Declaration or the By-laws protects or indemnifies a Trustee or officer against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

11.  PRICING OF SHARES

The net asset value per share of each class of the Trust is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day on which the Exchange is open for trading. As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share of each class of a Fund is computed by taking the value of all of a Fund's assets attributable to a class, less the Fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the Fund are accrued.

Except as set forth in the following paragraph, each Fund's portfolio investments are valued on each business day using the amortized cost method. This method involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the investment. During periods of declining interest rates, the yield on shares of a Fund computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio investments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

Standby commitments will be valued at zero in determining net asset value. "When-issued" securities will be valued at the value of the security at the time the commitment to purchase is entered into.

The valuation of a Fund's portfolio investments based upon their amortized cost and the concomitant expectation to maintain such Fund's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act. Rule 2a-7 requires the Funds to adhere to certain conditions. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of each class of the Trust for the purpose of maintaining sales and redemptions at a single value. It is the intention of the Funds to maintain each class' per share net asset value of $1.00 but there can be no assurance of this. Such procedures will include review of the Funds' portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether a Fund's net asset value per class calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, including: (i) selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (ii) offsetting each shareholder's pro rata portion of the deviation between the net asset value and $1 from the shareholder's account and unpaid dividends; (iii) reducing or increasing the number of outstanding shares on a pro rata basis; or (iv) establishing a net asset value per share by using available market quotations.

12.  TAX STATUS

It is each Fund's policy to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for qualification as a separate regulated investment company. These requirements relate to the sources of a Fund's income, the diversification of its assets and the distribution of its income to shareholders. If a Fund meets all such requirements and distributes to its shareholders, in accordance with the Code's timing and other requirements, all investment company taxable income, net tax-exempt interest, and net capital gain, if any, which it earns, the Fund will be relieved of the necessity of paying federal income tax.

If a Fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to federal income tax. Under the Code, each Fund will be subject to a nondeductible 4% excise tax on a portion of its undistributed ordinary income (not including tax-exempt interest) and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

In order to qualify as a regulated investment company under Subchapter M, each Fund must, among other things, derive at least 90% of its annual gross income from interest, gains from the sale or other disposition of securities and certain other income (the "90% income test"), and satisfy certain annual distribution and quarterly diversification requirements.

Dividends from any Fund's investment company taxable income, which includes taxable net investment income and net short-term capital gain in excess of net long-term capital loss, are taxable as ordinary income, whether received in cash or reinvested in additional shares. Dividends from any Fund's net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time Fund shares have been held. Each Fund does not anticipate that it will earn or distribute any net capital gain. The federal income tax status of all distributions (including exempt-interest dividends, as described below) will be reported to shareholders annually.

Each Fund's dividends and distributions will not qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.

Any dividend declared by a Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as "exempt-interest dividends" that are treated as tax-exempt interest by its shareholders, provided that at least 50% of the value of the company's assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. The Tax Free Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as exempt-interest dividends under the Code. The Tax Free Fund's distributions that it properly designates as exempt-interest dividends for any taxable year of the Fund are therefore not subject to regular federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below.

A portion of the income that the Tax Free Fund receives and distributes to shareholders may require shareholders to pay regular federal, alternative minimum, state and local income taxes. Taxable income or gains that result in taxable distributions include, for example, income from repurchase agreements, interest from U.S. Government obligations and gains from the sale of investments, including when-issued or forward-commitment transactions. Distributions of accrued market discount that is required to be included in income with respect to securities acquired at a market discount and a portion of the discount from certain stripped tax-exempt obligations or their coupons are also taxable.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax Free Fund will not be deductible for federal income tax purposes to the extent it is deemed related to exempt-interest dividends paid by such Fund. Under rules used by the Internal Revenue Service to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

Section 147(a) of the Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Tax Free Fund will not undertake any investigation as to the users of the facilities financed by any tax-exempt obligations in its portfolio, and the Fund may not be an appropriate investment for substantial users (or related persons) of such facilities.

Exempt-interest dividends are taken into account in computing the portion, if any, of Social Security and Railroad Retirement benefits subject to federal and, in some cases, state taxes. Shareholders are required to report their receipt of tax-exempt interest, including exempt-interest dividends, on their federal income tax returns.

Any portion of any exempt-interest dividend paid by the Tax Free Fund that is attributable to interest on private activity bonds held by that Fund issued on or after August 8, 1986 (or, in certain cases, September 1, 1986), other than qualified Section 501(c)(3) bonds or refundings of bonds originally issued before such dates, is an item of tax preference that is subject to the federal individual alternative minimum tax and the alternative minimum tax on corporations.

Exempt-interest dividends from interest the Tax Free Fund earns on any tax-exempt bonds, regardless of when issued, may increase a corporate shareholder's liability for the federal corporate alternative minimum tax because 75% of the excess of adjusted current earnings over alternative minimum taxable income is an adjustment that, except to the extent already taken into account as private activity bond interest, increases the alternative minimum taxable income subject to the corporate alternative minimum tax.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and therefore are not expected to be distributed as such to shareholders.

Redemptions and exchanges of shares are taxable events for shareholders that are subject to tax but generally will not result in any taxable gain or any loss if the applicable Fund successfully maintains a constant net asset value per share. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be disallowed, in the case of the Tax Free Fund, to the extent of any exempt-interest dividends paid on the shares disposed of and, for each Fund, any such loss that is not disallowed will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Losses on redemptions or other dispositions of shares of a Fund may be disallowed under "wash sale" rules in the event of other investments in that Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares of that Fund. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as this discussion assumes, and the tax treatment of any gains or loses recognized in such transactions.

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gain, with respect to its investments (if any) in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. None of the Funds will satisfy the requirements for passing through to its shareholders its pro rata shares of qualified foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) (i) obligations issued by that state or certain of its political subdivisions or (ii) certain U.S. government obligations (not including repurchase agreements), provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Trust may in its sole discretion provide relevant information to shareholders.

Federal law requires that each Fund withhold (as "backup withholding") 31% of reportable payments, including dividends (other than exempt-interest dividends) to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

If, as anticipated, the Funds qualify as regulated investment companies under the Code, they will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e. U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from a Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

13.  INVESTMENT RESULTS

Quotations, Comparisons and General Information. From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the Funds may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, total return of a Fund's classes may be compared to rankings prepared by Lipper Inc., a widely recognized independent service which monitors mutual fund performance; the S&P 500, an index of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange.

In addition, the performance of the classes of a Fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The Funds may also include securities industry or comparative performance information generally and in advertising or materials marketing a Fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth may also be cited (if the Funds are listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of a Fund

The Funds may also present, from time to time, historical information depicting the value of a hypothetical account in one of more classes of a Fund since inception.

In presenting investment results, the Funds may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

Standardized Yield Quotations. From time to time, the Trust may provide yield quotations for each Fund's shares. These quotations are calculated by standard methods prescribed by the SEC and may from time to time be used in the Trust's Prospectus, Statement of Additional Information, advertisements, shareholder reports or other communications to shareholders. However, these yield quotations should not be considered as representative of the performance of any Fund in the future since, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields of a Fund will vary based on the type, quality and maturities of the securities held in its portfolio, fluctuations in short-term interest rates and changes in its expenses.

A Fund's yield quotations are computed using the appropriate figures for a particular class as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing Class 1 or Class 2 account having a balance of one share at the beginning of the seven-day base period is determined by subtracting a hypothetical charge reflecting expense deductions from the hypothetical account, and dividing the net change in value by the value of the share at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any such additional shares, and all fees that are charged to a Fund, in proportion to the length of the base period and such Fund's average account size (with respect to any fees that vary with the size of an account).

The Trust may also advertise quotations of effective yield. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

              Effective Yield = (base period return + 1) 365/7 - 1

The Tax Free Fund may advertise its tax equivalent current and effective yields. The Tax Free Fund's tax equivalent current yield is calculated by dividing that portion of the Tax Free Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Tax Free Fund's yield that is not tax-exempt. The Tax Free Fund's tax equivalent effective yield is calculated by dividing that portion of the Tax Free Fund's effective yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Tax Free Fund's effective yield that is not tax-exempt.

All yields are calculated in accordance with SEC mandated standard formulas.

14.  FINANCIAL STATEMENTS

A Statement of Assets and Liabilities of each of the Funds as of _____________, 2000, and related footnotes is set forth below.

                          [To be filed by amendment.]

15.  APPENDIX - DESCRIPTION OF SHORT-TERM DEBT RATINGS/1/

Moody's Investors Service, Inc. ("Moody's") Prime Rating System

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries. High rates of return on funds employed. Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed

__________________

/1/ The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Trust's fiscal year-end.

within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Moody's Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard & Poor's Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation; Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                           PART C: OTHER INFORMATION

Item 23.  Exhibits

(a)  Declaration of Trust/1/

(b)  By-Laws/1/

(c)  Not Applicable

(d) Investment Adviser Agreement/1/

(e)  Distribution Agreement/2/

(f)  Not Applicable

(g)  Custodian Agreement/2/

(h)  (1)  Administration Agreement/2/

     (2)  Transfer Agency Agreement/2/

(i)  Opinion and Consent of Counsel/2/

(j)  Consent of Independent Auditors/2/

(k)  Not Applicable

(l)  Initial Capital Agreement/2/

(m)  Rule 12b-1 Plan/1/

(n)  Rule 18f-3 Plan/1/

(o)  Powers of Attorney/2/

______________________________________________________
/1/ Filed herewith.

/2/ To be filed by amendment.


Item 24. Persons Controlled by or Under Common Control with Boston Advisors Trust (the "Trust")

Following is a list of subsidiaries of The Advest Group, Inc., the ultimate parent of Boston Advisors, Inc., the Trust's investment adviser:

Name                                            Jurisdiction Where                     Percent Ownership
                                                Incorporated
Advest, Inc.                                    Delaware                                     100%
     Advest Insurance Agency, Inc.              Massachusetts                                100%
     Balanced Capital Services, Inc.            Connecticut                                  100%

Advest Bank and Trust Company                   Connecticut                                  100%
     A. B. Realty Corp.                         Connecticut                                  100%

Advest Capital, Inc.                            Connecticut                                  100%

Advest Mortgages, Inc.                          Delaware                                     100%

Advest Properties, Inc.                         Delaware                                     100%

Bank Street Management Company                  Connecticut                                  100%

Billings and Company, Inc.                      Connecticut                                  100%
     Billings Management Co.                    Connecticut                                  100%

Boston Advisors, Inc.                           Massachusetts                                100%

Vercoe Insurance Agency, Inc.                   Ohio                                         100%


Ultimate control of The Advest Group, Inc. is illustrated by the table below, which sets forth information regarding all persons known to The Advest Group, Inc. to be the beneficial owner of more than 5% of the Common Stock of The Advest Group, Inc. as of December 1, 1998:

Name and Address                      Number of Shares               Percentage of Class
Mr. Peter R. Kellogg                    1,564,500 /(1)/                   17.59%
c/o Spear, Leeds & Kellogg
120 Broadway
New York, NY 10271

FMR Corp.                                 668,400 /(2)/                    7.51%
82 Devonshire Street
Boston, MA 02109

The Advest Thrift Plan                    633,660 /(3)/                    7.12%
Advest, Inc., as Fiduciary
90 State House Square
Hartford, CT 06103

/(1)/ Such information as to beneficial ownership is derived from a Report on Form 4 for the month of November 1998 filed by Mr. Kellogg. In that Form 4, Mr. Kellogg reported direct beneficial ownership of 500,000 shares. In addition, Mr. Kellogg reported indirect beneficial ownership as follows: 910,000 shares held by a corporation of which Mr. Kellogg is the sole holder of voting stock; 100,000 shares held by Mr. Kellogg's spouse; 20,000 shares held by a non-profit corporation of which Mr. Kellogg is a trustee; and 34,500 shares held by a firm of which Mr. Kellogg is a senior Managing Director. Mr. Kellogg disclaimed beneficial ownership of such indirect holdings. Mr.

Kellogg has advised The Advest Group, Inc. that, pursuant to an arrangement with the Office of Thrift Supervision, at the Annual Meeting all of these shares will be voted in proportion to the votes cast by all other shareholders.

/(2)/ Such information as to beneficial ownership is derived from a Report on
Schedule 13G filed 2/9/98 by FMR Corp.

/(3)/ Represents shares held by the Advest Thrift Plan of The Advest Group, Inc. (the "ATP") in participant ESOP accounts (506,328 shares) and 401(k) accounts (127,332). Advest, Inc. acts as trustee for the ATP. Participants may direct the voting of shares held in their ATP ESOP and 401(k) accounts. Participants may elect to acquire or dispose of shares in their 401(k) accounts. Disposition of shares in ESOP accounts is permitted only pursuant to a diversification election available to individuals who have attained aged 55 and participated in the ESOP for at least 10 years.


Item 25.  Indemnification

As a Massachusetts business trust, the Trust's operations are governed by the Declaration of Trust. The Trust is an entity of the type commonly known as a "Massachusetts business trust", which is the form in which many mutual funds are organized. The Declaration of Trust provides that the Trustees of the Trust shall not be liable for any action taken by them in good faith, and that they shall be fully protected in relying in good faith upon the records of the Trust and upon reports made to the Trust by persons selected in good faith by the Trustees as qualified to make such reports. The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust provides that the Trust will indemnify the Trustees and officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their positions with the Trust, unless it is determined in the manner provided in the Declaration of Trust that they may have not acted in good faith in the reasonable belief that, in the case of conduct in their official capacity with the Trust, such conduct was in the best interests of the Trust, and in all other cases, that the conduct was at least not opposed to the best interest of the Trust (and in the case of any criminal proceeding, they had no reasonable cause to believe that the conduct was unlawful). However, nothing in the Declaration of Trust or the By-laws protects or indemnifies a Trustee or officer against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.


Item 26.  Business and Other Connections of the Investment Adviser

All of the information required by this item is set forth in the Form ADV of the Trust's investment adviser, Boston Advisors, Inc. (File No. 801-18130). The following sections of the Form ADV are incorporated herein by reference:

   (a)  Items 1 and 2 of Part 2; and

   (b)  Item 6, Business Background, of each Schedule D.


Item 27.  Principal Underwriter

   (a) Advest, Inc. ("Advest") does not act as principal underwriter for any investment companies other than the Trust.

   (b) The following is a list of the executive officers and directors of Advest. The principal business address of the individuals listed below is 90 State House Square, Hartford, Connecticut 06103 unless otherwise indicated:

Name and Principal Business       Positions and Offices with Advest                          Positions and Offices
Address                                                                                      with the Trust
Grant W. Kurtz                    Director; President & Chief Executive Officer

George A. Boujoukos               Director; Senior Executive VP & Director Capital Markets
40 Rector Street
New York, NY 10006

Harold H. Branning                Director; Senior Executive VP & Director Private Client    Trustee and Chairman
                                  Group

John C. Giesea                    Director; Senior Executive VP & Director of Capital
                                  Markets

Allen G. Botwinick                Director; Executive Vice President of Administration &
                                  Operations

Lee G. Kuckro                     Director; Executive Vice President, Secretary and
                                  General Counsel

Martin M. Lilienthal              Director; Executive Vice President & Chief Financial
                                  Officer

Daniel J. Mullane                 Director; Executive Vice President & National Sales
100 Federal Street                Manager
Boston, MA 02110

Gregory J. Anderson               Senior Vice President of Public Finance
One Rockefeller Plaza
New York, NY 10020

Eleanor Etter                     Director; Senior Vice President & Director of Marketing
                                  and Affluent Business Development

Gay B. Foster                     Director; Senior Vice President of Branch Administration

Robert A. Fogliano                Senior Vice President

Bernard T. Gacona                 Senior Vice President and Director of Insurance and
                                  Mutual Funds

David A. Horowitz                 Senior Vice President, Assistant Secretary and Assistant
                                  General Counsel

Kenneth S. Hyne                   Director; Senior Vice President and Director of
                                  Investment Management

James R. Orvis                    Senior Vice President and Director of Operations

Robert W. Rulevich                Senior Vice President and Director of Human Resources

Donna L. Sawan                    Director; Senior Vice President, Treasurer and Assistant
                                  Secretary

Ernest R. Smith                   Director; Senior Vice President and Director of
                                  Information Service

Mary S. Block                     Vice President and Supervisory Compliance Officer

Chris Drucker                     Vice President of New York Stock Exchange Operations
40 Rector Street
New York, NY 10006

William C. Freitag                Vice President and Assistant General Counsel

Nicholas G. Hano                  Vice President of New York Stock Exchange Operations
40 Rector Street
New York, NY 10006

Robert T. Keane, Jr.              Vice President of Corporate Syndicate

Daniel F. McAuliffe               Vice President and Chief Compliance Officer

Robert B. Maggiacomo              Vice President of Direct Investments

Lawrence F. McIntosh              Vice President and Supervisory Compliance Officer

Megan G. Sansons                  Vice President of Public Finance
100 Federal Street
Boston, MA 02110

Laurie Andrews                    Assistant Secretary

John A. King                      Assistant Secretary

Warren F. Pavlik                  Assistant Secretary
40 Rector Street
New York, NY 10006

Stephen M. Hampton                Senior Managing Director of Municipal Division
40 Rector Street
New York, NY 10006

Rick J. Martin                    Director; Senior Managing Director of Research

Philip M. Skidmore                Director; Senior Managing Director of Syndicate
40 Rector Street
New York, NY 10006

Jeffrey G. Barlow                 Managing Director of Investment Banking

Murray M. Beach                   Director; Managing Director of Investment Banking

Alexander M. Clark                Managing Director of Investment Banking

Nathan D. Cortright               Managing Director of Investment Banking

Carolyn C. Galiette               Managing Director of Investment Banking

Rex H. Green                      Managing Director of Investment Banking

David E. Katz                     Managing Director of Investment Banking

William A. Lundquist              Managing Director of Investment Banking

Michael T. Mayes                  Director; Managing Director of Investment Banking

Douglas McConnell                 Managing Director of Investment Banking
Suite 2250
311 S. Wacker Drive
Chicago, IL 60606

Allan L. Nadler                   Managing Director of Investment Banking

Marc A. Reich                     Managing Director of Investment Banking

Thomas G. Rudkin                  Managing Director of Investment Banking

Scott Gibson                      Managing Director of Public Finance

David I. Weprin                   Managing Director of Public Finance

Kristen K. Wold                   Associate Managing Director of Investment Banking

Allen Weintraub                   Chairman and Director

William R. Burns                  Director

Harry H. Canavesi                 Director
300 State Street
Erie, PA 16507

Donald J. Cristo                  Director
17 West Main Street
Avon, CT 06001

James B. Fellus                   Director
40 Rector Street
New York, NY 10006

Edward Fernberger, Jr.            Director
Benjamin Fox Pavillion
Jenkintown, PA 19103

Allan M. Fink                     Director
12 East 49th Street
New York, NY 10001

Stephen Hampton                   Director
40 Rector Street
New York, NY 10006

Garry L Hogan                     Director
3300 One Oxford Center
Pittsburgh, PA 15219

Judith A. Johnson                 Director
Middlesex Corp. Center
Suite 605
213 Court Street
Middletown, CT 06457

Steven J. Johnson                 Director

James Keim, Jr.                   Director
300 State Street
Erie, PA 16507

Robert D. Meyers                  Director
250 E. Broad Street, 12th Floor
Columbus, OH 43215

Steven M. Nussbaum                Director
10 Sasco Hill Road
Fairfield, CT 06430

Richard E. Ryall                  Director
1441 Main Street
Springfield, MA 01111

Jay M. Salkin                     Director
110 Heaver Plaza
Lutherville, MD

John H. Shaughnessy               Director
100 Federal Street
Boston, MA 02110

Paul Skydell                      Director
2 Jericho Plaza
Jericho, NY 11753

Bernard A.G. Taradash             Director
386 High Street
Fall River, MA 02722


   (c)  Not Applicable.

Item 28.  Location of Accounts and Records

The accounts and records of the Trust are located, in whole or in part, at the office of Boston Advisors, Inc. and the locations set forth below:

(Custody, Fund Accounting and Administration)
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

[Insert Name and address of Transfer Agent, if applicable]


Item 29.  Management Services

Not applicable.


Item 30.  Undertakings

The Trust undertakes to file an Amendment to this Registration Statement using certified financial statements showing the initial capital received.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Boston Advisors Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 1st day of November, 1999.

                                             BOSTON ADVISORS TRUST

                                             /s/ Michael J. Vogelzang
                                             ------------------------
                                             Michael J. Vogelzang
                                             President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in their capacities and on the date indicated.

Signature                 Title                       Date
---------                 -----                       ----


/s/ Michael J. Vogelzang  Trustee and President       November 1, 1999
------------------------
Michael J. Vogelzang      (principal executive
                           officer)


/s/ Donna C. McAdam       Treasurer                   November 1, 1999
-------------------
Donna C. McAdam           (chief financial officer)

                             BOSTON ADVISORS TRUST

                                 Exhibit Index
                                 -------------


Exhibit No.               Exhibit
-----------               -------

   a                      Declaration of Trust

   b                      By-Laws

   d                      Investment Adviser Agreement

   m                      Rule 12b-1 Plan

   n                      Rule 18f-3 Plan